Revenues - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract liabilities, Current	$ 2,001	$ 3,690
Contract with customer, Timing of satisfaction of performance obligation and payment	one year